LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 5, 2021 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAI”) OF EACH FUND LISTED IN SCHEDULES A, B AND C

1a)

Effective May 1, 2021, for each of the funds listed in Schedule A and the fund marked with a triple asterisk in Schedule C, the section titled “Reductions, waivers or elimination of sales charges for Class A [and Class A2] shares – Letter of intent and accumulation privilege” in each fund’s Prospectus is deleted in its entirety and replaced with the following, as applicable. References to Class A2 shares and bracketed text are only applicable to the funds in Schedule A marked with an asterisk and the fund in Schedule C marked with a triple asterisk.

Letter of intent and accumulation privilege. There are several ways you can combine Eligible Purchases (as defined below) within Eligible Accounts (as defined below) to take advantage of the breakpoints in the Class A [or Class A2] sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you believe you are eligible for a letter of intent or a right of accumulation. Whether you made Eligible Purchases through one or more Service Agents, directly from the fund or through a combination of the foregoing, it is your responsibility to inform your Service Agent or the fund if you own Eligible Purchases that you believe are eligible to be aggregated with your purchases. If you do not do so, you may not receive all sales charge reductions for which you are eligible. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

Eligible Purchases include: (i) any class of shares of any other Legg Mason or Franklin Templeton fund other than shares of such funds offered through separately managed accounts that are managed by Legg Mason or Franklin Templeton; and (ii) units of a Section 529 Plan managed by Legg Mason or Franklin Templeton. For purposes of a letter of intent and the accumulation privilege, Legg Mason and Franklin Templeton funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

Eligible Accounts include shares of Legg Mason or Franklin Templeton funds registered to (or held by a financial intermediary for):

•	You, individually;

•	Your “family member,” defined as your spouse or domestic partner, as recognized by applicable state law, or your children under the age of 21;

•	You jointly with one or more family members;

•

You jointly with one or more persons who are not family members if that other person has not included the value of the jointly-owned shares for purposes of the accumulation privilege (as described below) for that person’s separate investments in Legg Mason and Franklin Templeton fund shares;

•	A Coverdell Education Savings account for which you or a family member is the identified responsible person;

•

A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member’s Social Security number;

•	A 529 college savings plan over which you or a family member has investment discretion and control;

•

Any entity over which you or a family member has individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account (not to include retirement plans) for your solely owned business (or the solely owned business of a family member) on which you or a family member is the authorized signer); or

•	A trust established by you or a family member as grantor.

Legg Mason and Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for the accumulation privilege.

Legg Mason and Franklin Templeton fund assets held in multiple Employer Sponsored Retirement Plans (as defined below) may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

An “Employer Sponsored Retirement Plan” is a Qualified Retirement Plan (as defined below), ERISA covered 403(b) plan or certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A “Qualified Retirement Plan” is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Letter of intent. You may qualify for a reduced front-end sales charge by signing a “Letter of Intent”. A Letter of Intent allows you to combine the current or cost value, whichever is higher, of Eligible Purchases in Eligible Accounts with the value that you intend to purchase within the next 13 months, which would, if bought all at once, qualify you for a reduced sales charge. In addition, current holdings under the accumulation privilege may be included in the Letter of Intent. Shares or units redeemed or sold prior to reaching the threshold for a reduced sales charge will not be counted for these purposes. The 13-month period begins when the Letter of Intent is received by the fund or your Service Agent and you must inform your Service Agent or the fund that later purchases are subject to a Letter of Intent. Account statements may be necessary in order to verify your eligibility. If you hold Eligible Purchases in accounts at two or more Service Agents, please contact your Service Agent to determine which shares/units may be credited toward the Letter of Intent. Certain directors, trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

During the term of the Letter of Intent, the fund will hold Class A [or Class A2] shares[, as applicable,] representing up to 5% of the indicated amount in an escrow account for payment of the sales charge due if you do not meet the intended asset level goal during the 13-month term of the Letter of Intent. If the full amount is not purchased during the 13-month period, shares in the amount of any sales charge due, based on the amount of actual purchases will be redeemed from your account.

Accumulation privilege. The accumulation privilege allows you to combine the current or cost value, whichever is higher, of Eligible Purchases in Eligible Accounts with the dollar amount of your next purchase of Class A [or Class A2] shares in determining whether you qualify for a breakpoint and a reduced front-end sales charge. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price. The cost value of shares is determined by aggregating the amount of Eligible Purchases in Eligible Accounts (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. The cost value of Eligible Purchases in Eligible Accounts, however, may only be aggregated for share purchases that took place within 18 months of your current purchase or your letter of intent start date, if applicable. You must inform your Service Agent or the fund if you are eligible for the accumulation privilege and of the other Eligible Purchases you own that are eligible to be aggregated with your purchases. Account statements may be necessary in order to verify your eligibility. If you hold Eligible Purchases in accounts at two or more Service Agents, please contact your Service Agent to determine which Eligible Purchases may be credited toward the accumulation privilege.

1b)

Effective May 1, 2021, for the funds listed in Schedule A, the following replaces the second bullet of the section titled “Reductions, waivers or elimination of sales charges for Class A [and Class A2] shares – Waivers for certain Class A [and Class A2] investors,” as applicable, in each fund’s Prospectus (reference to Class A2 shares is only applicable to funds in Schedule A marked with an asterisk):

•	Investors who redeemed at least the same amount of Class A [or Class A2] shares of a Legg Mason or Franklin Templeton fund in the past 90 days, if the investor’s Service Agent is notified

1c)

Effective May 1, 2021, for the funds marked with a double asterisk listed in Schedule B, the following replaces the fourth paragraph of the section titled “Contingent deferred sales charges – Class A [and Class A2] shares,” as applicable, in each fund’s Prospectus:

If you redeem shares of a Legg Mason or Franklin Templeton fund and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in any other Legg Mason or Franklin Templeton fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

1d)

Effective May 1, 2021, for the funds listed in Schedules A and C, the following replaces the fourth paragraph of the section titled “Contingent deferred sales charges – [Class A] [Class A2] [Class C] [Class C1] [and Class C2] shares,” as applicable, in each fund’s Prospectus:

If you redeem shares of a Legg Mason or Franklin Templeton fund and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in any other Legg Mason or Franklin Templeton fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent or the fund for additional information.

2a)

Effective May 1, 2021, for the funds listed in Schedule A and the fund marked with a triple asterisk listed in Schedule C, the following replaces the section titled “PURCHASE OF SHARES – Sales Charge Waivers and Reductions for Class A and Class A2 Shares” in each fund’s SAI:

Sales Charge Waivers and Reductions for Class A and Class A2 Shares

Initial Sales Charge Waivers. Purchases of Class A or Class A2 shares may be made at NAV without an initial sales charge in the following circumstances:

i.

sales to (a) current and retired board members, (b) current employees of Franklin Resources and its subsidiaries, (c) the “immediate families” of such persons, as defined above, and (d) a pension, profit-sharing or other benefit plan for the benefit of such persons;

ii.

sales to employees of certain Service Agents having dealer, service or other selling agreements with Legg Mason or Franklin Templeton funds or otherwise having an arrangement with any such Service Agent with respect to sales of Fund shares, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

iii.	offers of Class A or Class A2 shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;

iv.

purchases by shareholders who have redeemed Class A or Class A2 shares in the Fund (or Class A or Class A2 shares of another Legg Mason or Franklin Templeton fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 90 calendar days of the redemption;

v.	purchases by certain separate accounts used to fund unregistered variable annuity contracts;

vi.

purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS;

vii.

purchases by direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name;

viii.

sales through Service Agents who have entered into an agreement with LMIS to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers;

ix.	purchases of Class A shares by shareholders investing through LMIS Accounts;

x.	investors investing through certain retirement plans; and

xi.	investors who rollover Fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the initial sales charge.

All existing retirement plan shareholders who purchased Class A shares at NAV prior to November 20, 2006, are permitted to purchase additional Class A shares at NAV. Certain existing programs for current and prospective retirement plan investors sponsored by Service Agents approved by LMIS prior to November 20, 2006 will also remain eligible to purchase Class A shares at NAV.

There are several ways you can combine multiple purchases of Class A or Class A2 shares of Legg Mason and Franklin Templeton funds or units of a Section 529 college savings plan managed by Legg Mason or Franklin Templeton (a “Section 529 plan”), to take advantage of the breakpoints in the Class A or Class A2 shares sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase Fund shares, you must inform your Service Agent or the Fund if you believe you are eligible for a Letter of Intent or a right of accumulation. Whether you purchased shares of funds and/or units of a Section 529 Plan through one or more Service Agents, directly from the Fund or through a combination of the foregoing, it is your responsibility to inform your Service Agent or the Fund if you own shares of other funds or units of a Section 529 plan that you believe are eligible to be aggregated with your purchases. If you do not do so, you may not receive all sales charge reductions for which you are eligible. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege. The accumulation privilege allows you to combine the dollar amount of your next purchase of Class A or Class A2 shares of the Fund, as applicable, with the current or cost value, whichever is higher, of shares of other Legg Mason and Franklin Templeton funds held in Eligible Accounts (as defined below), for purposes of calculating the initial sales charges.

If you hold Legg Mason or Franklin Templeton fund shares or units of a Section 529 plan in accounts at two or more Service Agents, please contact your Service Agents to determine whether your shares or units may be combined.

Shares of Legg Mason and Franklin Templeton money market funds may be combined for purposes of the accumulation privilege. Please contact your Service Agent or the Fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent. A Letter of Intent allows you to combine the current or cost value, whichever is higher, of Eligible Fund Purchases in Eligible Accounts with the value that you intend to purchase within the next 13 months, which would, if bought all at once, qualify you for a reduced Class A or Class A2 sales charge. In addition, current holdings under the accumulation privilege (as described above) may be included in the Letter of Intent. See the Fund’s Prospectus for the sales charges and breakpoints applicable to Class A and/or Class A2 shares of the Fund. Sales charges and breakpoints vary among the funds sold by the Distributor.

Purchases of Class A and Class A2 shares or units of a Section 529 plan may be aggregated for purposes of calculating each breakpoint. You may purchase Class A shares or Class A2 shares of Legg Mason and Franklin Templeton funds or units of a Section 529 plan managed by Legg Mason or Franklin Templeton over a 13-month period and pay the same sales charge, if any, as if all shares or units had been purchased at once.

At the time you enter into a Letter of Intent, you select your asset goal amount. Each time you make a Class A or Class A2 purchase under a Letter of Intent, you will be entitled to pay the sales charge that is applicable to the amount of your asset goal amount. For example, if your asset goal amount is $100,000, any Class A or Class A2 investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a 13 month period Eligible Fund Purchases in an amount equal to the asset goal amount you have selected. You may also credit towards your asset goal amount any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current value or cost value, whichever is higher, of those shares as of the date of calculation. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price. The cost value of shares is determined by aggregating the amount of Eligible Fund Purchases in Eligible Accounts (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. The cost value of Eligible Fund Purchases in Eligible Accounts, however, may only be aggregated for share purchases that took place within 18 months of the Letter of Intent start date.

Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your asset goal amount. All reinvested dividends and distributions on shares acquired under the Letter of Intent will be credited towards your asset goal amount. You may include any Eligible Fund Purchases toward the asset goal amount, including shares of classes other than Class A or Class A2 shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A or Class A2 shares, and if any shares, including Class A or Class A2 shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases. Eligible Fund Purchases include: (i) any class of shares of any other Legg Mason or Franklin Templeton fund other than shares of such funds offered through separately managed accounts that are managed by Legg Mason or Franklin Templeton; and (ii) units of a Section 529 Plan managed by Legg Mason or Franklin Templeton. Shares of Legg Mason and Franklin Templeton money market funds may be combined for purposes of the Letter of Intent. Eligible funds may change from time to time, investors should check with their Service Agent to see which funds or Section 529 plans may be eligible.

For purposes of a letter of intent and the accumulation privilege, Legg Mason and Franklin Templeton funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

Eligible Accounts. Eligible Accounts include shares of Legg Mason or Franklin Templeton funds registered to (or held by a financial intermediary for):

•	You, individually;

•	Your “family member” defined as your spouse or domestic partner, as recognized by applicable state law, or your children under the age of 21;

•	You jointly with one or more family members;

•

You jointly with one or more persons who are not family members if that other person has not included the value of the jointly-owned shares for purposes of the accumulation privilege for that person’s separate investments in Legg Mason and Franklin Templeton fund shares;

•	A Coverdell Education Savings account for which you or a family member is the identified responsible person;

•

A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member’s Social Security number;

•	A 529 college savings plan over which you or a family member has investment discretion and control;

•

Any entity over which you or a family member has individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account (not to include retirement plans) for your solely owned business (or the solely owned business of a family member) on which you or a family member is the authorized signer); or

•	A trust established by you or a family member as grantor.

You may need to provide certain records, such as account statements, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your asset goal amount. A Letter of Intent is not available to LMIS Accounts.

Increasing the Amount of the Letter of Intent. You may at any time increase your asset goal amount. You must, however, contact your Service Agent, or if you purchase your shares directly through the transfer agent, contact the transfer agent, prior to making any purchases in an amount in excess of your current asset goal amount. Upon such an increase, you will be credited by way of additional shares at the then-current offering price for the difference between:

i.	the aggregate sales charges actually paid for shares already purchased under the Letter of Intent; and

ii.	the aggregate applicable sales charges for the increased asset goal amount.

However, you must contact your Service Agent before purchasing shares in excess of the asset goal amount as no retroactive adjustments can be made. The 13-month period during which the asset goal amount must be achieved will remain unchanged.

Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your asset goal amount will no longer count towards meeting your asset goal amount. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the asset goal amount will result in the cancellation of the Letter of Intent. See “Failure to Meet Asset Goal Amount” below. Exchanges in accordance with the Fund’s Prospectus are permitted, and shares so exchanged will continue to count towards your asset goal amount, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of the Letter of Intent. You may cancel a Letter of Intent by notifying your Service Agent, or if you purchase your shares directly through the transfer agent, by notifying the transfer agent. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Goal Amount” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your asset goal amount as of the date your Letter of Intent (or the date of any increase in the amount of the Letter of Intent) is accepted will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gains distributions applicable to the Escrowed Shares will be credited to your account and counted towards your asset goal amount or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter of Intent are met.

Failure to Meet Asset Goal Amount. If the total assets under your Letter of Intent within its 13-month term are less than your asset goal amount whether because you made insufficient Eligible Fund Purchases, redeemed all of your holdings or otherwise cancelled the Letter of Intent before reaching your asset goal amount, you will be liable for the difference between: (a) the sales charge actually paid and (b) the sales charge that would have applied if you had not entered into the Letter of Intent. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Service Agent, or if you purchase your shares directly through the transfer agent, the transfer agent, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

2b)

Effective May 1, 2021, for the funds listed in Schedules A and C, the following replaces the third paragraph of the section titled “PURCHASE OF SHARES – Waivers of Contingent Deferred Sales Charge” in each fund’s SAI:

A shareholder who has redeemed shares from another Legg Mason or Franklin Templeton fund may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in a Legg Mason or Franklin Templeton fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

2c)

Effective May 1, 2021, for the funds listed in Schedule B, the following replaces the second paragraph of the section titled “PURCHASE OF SHARES – Waivers of Contingent Deferred Sales Charge” in each fund’s SAI:

A shareholder who has redeemed shares from another Legg Mason or Franklin Templeton fund may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days in a Legg Mason or Franklin Templeton fund and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund*	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2021
ClearBridge Global Infrastructure Income Fund*	January 29, 2021
ClearBridge International Growth Fund*	March 1, 2021
ClearBridge Small Cap Fund*	March 1, 2021

Fund	Date of Prospectus and SAI
ClearBridge Value Trust	March 1, 2021
Martin Currie Emerging Markets Fund*	January 29, 2021
Martin Currie International Unconstrained Equity Fund*	September 30, 2020
QS Global Market Neutral Fund*	January 29, 2021
QS International Equity Fund*	January 29, 2021
QS Strategic Real Return Fund*	January 29, 2021

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge International Small Cap Fund*	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Value Fund*	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund*	March 1, 2021
ClearBridge Select Fund*	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund*	March 1, 2021
ClearBridge Tactical Dividend Income Fund*	March 1, 2021
QS Global Dividend Fund*	January 29, 2021
QS Global Equity Fund	March 1, 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020/ September 20, 2020
Western Asset Emerging Markets Debt Fund*	June 30, 2020/ September 20, 2020
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2020/ September 20, 2020
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020
Western Asset Short Duration High Income Fund	November 25, 2020

WESTERN ASSET FUNDS, INC.

Western Asset High Yield Fund*	September 30, 2020
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund*	March 1, 2021
Western Asset Total Return Unconstrained Fund*	September 30, 2020

SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 29, 2020
Western Asset Institutional Liquid Reserves	December 29, 2020
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 29, 2020
Western Asset Institutional U.S. Treasury Reserves	December 29, 2020

Fund	Date of Prospectus and SAI
Western Asset Premier Institutional Government Reserves	December 29, 2020
Western Asset Premier Institutional Liquid Reserves	December 29, 2020
Western Asset Premier Institutional U.S. Treasury Reserves	December 29, 2020
Western Asset Select Tax Free Reserves **	December 29, 2020

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves**	December 29, 2020
Western Asset New York Tax Free Money Market Fund**	December 29, 2020
Western Asset Tax Free Reserves**	December 29, 2020
Western Asset U.S. Treasury Reserves**	December 29, 2020

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 29, 2020
Western Asset Premium U.S. Treasury Reserves	December 29, 2020

SCHEDULE C

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Duration Municipal Income Fund***	June 30, 2020/ September 30, 2020
Western Asset Ultra-Short Income Fund	September 30, 2020

Please retain this supplement for future reference.

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